SCHEDULE OF INVESTMENTS
Limited-Term Bond (in thousands)	SEPTEMBER 30, 2019 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass-Through Certificates, Series 2016-2, 3.200%, 6-15-28	$877	$900
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 2.877%, 7-9- 21(A)	2,100	2,107

TOTAL ASSET-BACKED SECURITIES – 0.6%		$3,007

(Cost: $2,974)

CORPORATE DEBT SECURITIES
Communication Services
Cable & Satellite – 0.7%
Comcast Corp. (GTD by Comcast Cable Communications and NBC Universal), 3.700%, 4-15-24	2,000	2,133
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 4.450%, 4-1-24	1,190	1,253

		3,386

Integrated Telecommunication Services – 0.4%
AT&T, Inc., 3.400%, 5-15-25	950	992
Verizon Communications, Inc., 3.376%, 2-15-25	1,250	1,320

		2,312

Wireless Telecommunication Service – 1.0%
Crown Castle Towers LLC:
3.222%, 5-15-22(A)	4,300	4,344
3.663%, 5-15-25(A)	950	995

		5,339

Total Communication Services - 2.1%		11,037

Consumer Discretionary
Auto Parts & Equipment – 0.4%
BorgWarner Automotive, Inc., 8.000%, 10-1-19	2,000	2,000

Automobile Manufacturers – 0.3%
Volkswagen Group of America, Inc., 2.500%, 9-24-21(A)	1,600	1,604

Casinos & Gaming – 0.3%
Las Vegas Sands Corp., 3.200%, 8-8-24	1,900	1,936

General Merchandise Stores – 1.2%
Dollar General Corp., 3.250%, 4-15-23	2,640	2,727

Family Dollar Stores, Inc., 5.000%, 2-1-21	3,500	3,609

		6,336

Total Consumer Discretionary - 2.2%		11,876

Consumer Staples
Brewers – 0.2%
Molson Coors Brewing Co., 2.250%, 3-15-20	750	749

Distillers & Vintners – 1.1%
Constellation Brands, Inc.:
2.250%, 11-6-20	3,000	3,001
3.200%, 2-15-23	1,500	1,546
4.250%, 5-1-23	1,188	1,270

		5,817
Drug Retail – 0.6%
CVS Health Corp.:
3.500%, 7-20-22	1,425	1,472
2.750%, 12-1-22	1,405	1,422

		2,894

Packaged Foods & Meats – 0.5%
Smithfield Foods, Inc., 2.700%, 1-31-20(A)	2,800	2,798

Soft Drinks – 0.2%
Keurig Dr Pepper, Inc., 4.057%, 5-25-23	1,200	1,270

Total Consumer Staples - 2.6%		13,528

Energy
Oil & Gas Equipment & Services – 0.5%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.):
2.800%, 2-15-21	800	807
3.500%, 2-1-22	2,000	2,065

		2,872

Oil & Gas Exploration & Production – 0.4%
Aker BP ASA, 6.000%, 7-1-22(A)	1,000	1,033
Exxon Mobil Corp., 2.397%, 3-6-22	1,000	1,015

		2,048

Oil & Gas Storage & Transportation – 2.7%
Enbridge, Inc., 2.900%, 7-15-22	2,470	2,517
Energy Transfer Partners L.P., 4.150%, 10-1-20	3,860	3,917
EQT Midstream Partners L.P., 4.750%, 7-15-23	1,500	1,506
Kinder Morgan Energy Partners L.P.:
3.500%, 3-1-21	1,000	1,015
3.450%, 2-15-23	1,646	1,698
Midwest Connector Capital Co. LLC, 3.625%, 4-1-22(A)	1,000	1,026
Plains All American Pipeline L.P. and PAA Finance Corp., 3.850%, 10-15-23	1,800	1,864

Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4-1-21	800	822

		14,365

Total Energy - 3.6%		19,285

Financials
Consumer Finance – 2.7%
Ally Financial, Inc., 4.125%, 3-30-20	1,432	1,441
American Express Co., 2.500%, 7-30-24	2,000	2,016
American Honda Finance Corp., 2.150%, 9-10-24	1,600	1,591
Discover Bank:
3.100%, 6-4-20	2,500	2,513
3.350%, 2-6-23	1,580	1,629
Ford Motor Credit Co. LLC:
2.681%, 1-9-20	1,000	1,000
2.459%, 3-27-20	3,066	3,063
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 3.200%, 7-6-21	1,000	1,010

		14,263

Diversified Banks – 4.0%
Bank of America Corp.:
4.100%, 7-24-23	1,983	2,117
4.125%, 1-22-24	2,095	2,257
BB&T Corp., 2.500%, 8-1-24	1,600	1,613
Citizens Bank N.A., 3.250%, 2-14-22	1,200	1,229
Huntington Bancshares, Inc., 4.000%, 5-15-25	2,250	2,413
Korea Development Bank, 3.250%, 2-19-24	750	788
Mitsubishi UFJ Financial Group, Inc.:
2.998%, 2-22-22	500	509
2.801%, 7-18-24	1,600	1,627
Mizuho Financial Group, Inc., 2.953%, 2-28-22	2,100	2,130
Sumitomo Mitsui Financial Group, Inc., 2.696%, 7-16-24	1,600	1,618
Synchrony Bank, 3.000%, 6-15-22	1,500	1,521
U.S. Bancorp, 5.125%, 1-15-67	3,580	3,680

		21,502

Investment Banking & Brokerage – 2.3%
E*TRADE Financial Corp., 2.950%, 8-24-22	1,580	1,605
Goldman Sachs Group, Inc. (The):
3.000%, 4-26-22	2,180	2,204
3.500%, 1-23-25	2,500	2,609
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 388.4 bps), 6.607%, 12-29-49(B)	1,096	1,100
Morgan Stanley, 4.875%, 11-1-22	4,050	4,343

Morgan Stanley (3-Month U.S. LIBOR plus 110 bps), 3.232%, 5-31-23(B)	300	305

		12,166

Life & Health Insurance – 0.2%
Athene Global Funding, 2.750%, 4-20-20(A)	1,000	1,004

Other Diversified Financial Services – 1.3%
Citigroup, Inc.:
2.700%, 3-30-21	1,000	1,009
2.750%, 4-25-22	2,000	2,030
JPMorgan Chase & Co.:
2.972%, 1-15-23	1,500	1,527
3.125%, 1-23-25	1,359	1,408
3.000%, 2-27-30(C)	850	837

		6,811

Property & Casualty Insurance – 0.5%
ACE INA Holdings, Inc. (GTD by ACE Ltd.), 2.300%, 11-3-20	2,543	2,551

Regional Banks – 1.3%
PNC Bank N.A., 2.550%, 12-9-21	1,000	1,010
PNC Financial Services Group, Inc. (The), 3.500%, 1-23-24	3,674	3,882
SunTrust Banks, Inc., 3.200%, 4-1-24	2,100	2,183

		7,075

Specialized Finance – 0.1%
Syngenta Finance N.V., 3.698%, 4-24-20(A)	750	753

Total Financials - 12.4%		66,125

Health Care
Health Care Equipment – 0.4%
Becton Dickinson & Co., 2.894%, 6-6-22	1,900	1,929

Pharmaceuticals – 0.5%
Zoetis, Inc.:
3.450%, 11-13-20	500	507
3.250%, 2-1-23	2,415	2,479

		2,986

Total Health Care - 0.9%		4,915

Industrials
Aerospace & Defense – 0.8%
BAE Systems plc, 4.750%, 10-11-21(A)	1,170	1,221
L3Harris Technologies, Inc., 3.950%, 5-28-24(A)	2,000	2,123
Northrop Grumman Corp., 3.250%, 8-1-23	680	708

		4,052

Airlines – 0.3%
Delta Air Lines, Inc., 3.400%, 4-19-21	1,800	1,825

Environmental & Facilities Services – 0.7%
Republic Services, Inc., 2.500%, 8-15-24	2,600	2,629
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 2.400%, 5-15-23	988	998

		3,627

Industrial Conglomerates – 0.2%
General Electric Capital Corp., 5.012%, 1-1-24	849	863

Total Industrials - 2.0%		10,367

Information Technology
Data Processing & Outsourced Services – 0.3%
PayPal Holdings, Inc., 2.400%, 10-1-24	1,600	1,605

Semiconductors – 0.4%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.), 2.375%, 1-15-20	2,250	2,250

Systems Software – 0.3%
CA, Inc., 5.375%, 12-1-19	1,500	1,507

Technology Hardware, Storage & Peripherals – 0.2%
NetApp, Inc., 3.375%, 6-15-21	1,000	1,018

Total Information Technology - 1.2%		6,380

Materials
Specialty Chemicals – 0.9%
Methanex Corp., 3.250%, 12-15-19	4,500	4,509

Total Materials - 0.9%		4,509

Real Estate
Specialized REITs – 1.5%
American Tower Corp.:
3.300%, 2-15-21	2,000	2,028
5.900%, 11-1-21	800	860
2.250%, 1-15-22	590	590
3.070%, 3-15-23(A)	2,835	2,881
Crown Castle International Corp.:
2.250%, 9-1-21	735	736
4.875%, 4-15-22	1,000	1,063

		8,158

Total Real Estate - 1.5%		8,158

Utilities
Electric Utilities – 2.1%
CenterPoint Energy, Inc., 2.500%, 9-1-22	3,000	3,021
Entergy Texas, Inc., 2.550%, 6-1-21	1,275	1,273
Evergy, Inc., 2.450%, 9-15-24	1,600	1,597
MidAmerican Energy Co., 3.700%, 9-15-23	1,045	1,103
National Rural Utilities Cooperative Finance Corp., 2.400%, 4-25-22	2,000	2,019
Virginia Electric and Power Co., Series C, 2.750%, 3-15-23	2,000	2,042

		11,055

Total Utilities - 2.1%		11,055

TOTAL CORPORATE DEBT SECURITIES – 31.5%		$167,235

(Cost: $164,692)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO - 0.7%
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FRR1, Class A-K10, 4.286%, 11-27-49(A)	3,700	3,696

TOTAL MORTGAGE-BACKED SECURITIES – 0.7%		$3,696

(Cost: $3,660)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 0.8%
Federal Home Loan Bank, 2.250%, 7-21-31	1,640	1,635
U.S. Department of Transportation, 6.001%, 12-7-21(A)	2,500	2,719

		4,354

Mortgage-Backed Obligations - 12.7%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 2.500%, 5-15-44	545	552
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 185 bps), 3.939%, 8-25-25(A)(B)	2,609	2,586
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 250 bps), 4.589%, 11-25-24(A)(B)	664	666
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 255 bps), 4.639%, 6-25-27(A)(B)	651	659
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 435 bps), 6.439%, 11-25-21(A)(B)	2,923	2,987
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (3-Year U.S. Treasury index plus 315 bps), 4.781%, 11-25-49(A)(B)	2,120	2,165
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR): 5.339%, 6-25-21(A)(B)	593	595
6.089%, 9-25-22(A)(B)	359	363
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index), 3.754%, 11-25-47(A)(B)	1,500	1,527
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
5.688%, 4-25-20(A)(B)	880	891
3.507%, 7-25-22(A)(B)	1,720	1,764
4.112%, 2-25-46(A)(B)	70	71
3.743%, 7-25-46(A)(B)	2,000	2,051
3.681%, 11-25-47(A)(B)	5,000	5,100

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.599%, 11-25-23(A)(B)	600	607
3.702%, 11-25-23(A)(B)	10,870	11,080
4.478%, 12-25-44(A)(B)	6,047	6,312
4.006%, 5-25-45(A)(B)	600	621
3.669%, 6-25-45(A)(B)	1,000	1,033
4.762%, 11-25-46(A)(B)	1,557	1,627
3.681%, 11-25-47(A)(B)	2,724	2,801
3.663%, 2-25-48(A)(B)	1,000	1,025
3.710%, 6-25-48(A)(B)	1,170	1,214
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index):
4.194%, 5-25-25(A)(B)	225	238
3.908%, 10-25-48(A)(B)	1,125	1,181
3.800%, 11-25-49(A)(B)	1,900	1,971
3.764%, 11-25-50(A)(B)	5,650	5,865
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.000%, 9-1-28	1,946	1,991
4.500%, 8-1-30	537	576
Federal National Mortgage Association Agency REMIC/CMO:
2.000%, 6-25-39	1,529	1,529
2.000%, 10-25-41	1,391	1,386
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.210%, 10-1-19	2,159	2,158
4.646%, 7-1-20	427	431
3.680%, 2-1-21	417	421
4.381%, 6-1-21	862	888
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3-16-42	745	743

		67,675

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 13.5%		$72,029

(Cost: $71,110)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 50.1%
U.S. Treasury Notes:
1.750%, 10-31-20	20,000	19,987
2.625%, 11-15-20	10,000	10,089
2.500%, 1-31-21	10,300	10,397
2.500%, 2-28-21	1,000	1,010
2.625%, 5-15-21	21,500	21,809
2.750%, 9-15-21	1,000	1,021
2.875%, 10-15-21	18,400	18,849
2.000%, 12-31-21	8,000	8,065
2.125%, 12-31-21	16,000	16,175
1.875%, 2-28-22	15,000	15,088
1.750%, 4-30-22	13,000	13,050
1.750%, 5-31-22	2,750	2,761
2.000%, 7-31-22	24,000	24,279
2.125%, 12-31-22	11,000	11,189
2.375%, 1-31-23	10,000	10,254
2.500%, 3-31-23	5,850	6,035
2.750%, 4-30-23	8,000	8,325
2.875%, 9-30-23	4,000	4,202
1.625%, 10-31-23	22,600	22,652
2.875%, 10-31-23	1,500	1,577
2.125%, 11-30-23	4,000	4,088
2.500%, 1-31-24	11,250	11,687
2.125%, 2-29-24	500	512
2.500%, 5-15-24	10,000	10,413
1.750%, 6-30-24	13,000	13,112

		266,626

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 50.1%		$266,626

(Cost: $261,194)

SHORT-TERM SECURITIES
Commercial Paper(D) - 1.8%
Energy Transfer L.P., 2.600%, 10-1-19	9,516	9,515

Master Note - 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.170%, 10-7-19(E)	2,887	2,887

TOTAL SHORT-TERM SECURITIES – 2.3%		$12,402

(Cost: $12,403)

TOTAL INVESTMENT SECURITIES – 98.7%		$524,995

(Cost: $516,033)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		6,726

NET ASSETS – 100.0%		$531,721

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019 the total value of these securities amounted to $85,304 or 16.0% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(C)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2019.

(D)	Rate shown is the yield to maturity at September 30, 2019.
(E)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$3,007	$—
Corporate Debt Securities	—	167,235	—
Mortgage-Backed Securities	—	3,696	—
United States Government Agency Obligations	—	72,029	—
United States Government Obligations	—	266,626	—
Short-Term Securities	—	12,402	—

Total	$—	$524,995	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$516,033

Gross unrealized appreciation	9,271
Gross unrealized depreciation	(309)

Net unrealized appreciation	$8,962